CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 4) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2015 RUB
Investment in Debt and Equity Securities
Held-to-maturity Securities	$ 40.0		RUB 3,124	RUB 2,915
Total investments in non-marketable equity securities	15.4		871	1,122
Share of results of equity method investments in the amount of gain (loss) within other income	1.3	RUB 98	48
Yandex.Money
Investment in Debt and Equity Securities
Total investments in non-marketable equity securities	$ 9.6		631	RUB 700
Ownership interest	25.00%			25.00%
Other
Investment in Debt and Equity Securities
Total investments in non-marketable equity securities	$ 5.8		240	RUB 422
Credit-linked notes
Investment in Debt and Equity Securities
Held-to-maturity Securities	$ 40.0			RUB 2,915
Russian government bonds
Investment in Debt and Equity Securities
Held-to-maturity Securities			567
Russian corporate bonds
Investment in Debt and Equity Securities
Held-to-maturity Securities			RUB 2,557